SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR

Concentration of major customers and suppliers:

	For the six months ended March 31,
	2023		2024
Major customers representing more than 10% of the Company’s revenues
Customer A	$2,099,354	22.3%	$1,864,655	22.2%
Customer B	1,797,766	19.1%	1,434,490	17.1%
Customer C	1,252,095	13.3%	1,242,771	14.8%
Total Revenues	$5,149,215	54.7%	$4,541,916	54.2%

	As of
	September 30, 2023		March 31, 2024
Major customers of the Company’s accounts receivable, net
Company A	$437,898	29.8%	$259,406	34.9%
Company B	-	-	143,392	19.3%
Company C	459,954	31.3%	617	0.1%
Total	$897,852	61.1%	$403,415	54.3%

	For the six months ended March 31,
	2023		2024
Major suppliers representing more than 10% of the Company’s cost of revenue
Panaicia Pty Ltd (note)	$3,004,054	34.6%	$2,414,279	35.9%
Supplier A	1,725,911	19.9%	1,047,585	15.6%
Supplier B	1,194,857	13.8%	804,452	12.0%
Supplier C	1,127,423	13.0%	-	-
Total Cost of Revenue	$7,052,245	81.3%	$4,266,316	63.5%

	As of
	September 30, 2023		March 31, 2024
Major suppliers of the Company’s accounts payables, net
Panaicia Pty Ltd (note)	$-	-	$261,770	33.5%
Supplier A	2,301,224	88.5%	240,468	30.7%
Supplier B	54,188	2.1%	-	-
Supplier C	108,743	4.1%	19,089	2.4%
Total	$2,464,155	94.7%	$521,327	66.6%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION
	For the six months ended March 31,
	2023	2024
Year end HKD: US$ exchange rate	7.8000	7.8000
Year average HKD: US$ exchange rate	7.8000	7.8000

SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Motor vehicles	3.3 years
Fixtures, furniture and equipment	5 years

SCHEDULE OF DISAGGREGATED BY MAJOR SERVICE

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the six months ended March 31, 2023 and 2024, respectively, are as follow:

	For the six months ended March 31,
	2023	2024
Integrated cross-border logistics services	$8,923,224	$7,659,537
Air freight forwarding services	477,346	725,253
Total	$9,400,570	$8,384,790